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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:__

     This Amendment(Check only one): |_| is a restatement
                                     |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Firsthand Capital Management, Inc.
Address: 125 South Market
         Suite 1200
         San Jose, California 95113

Form 13F File Number: 28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin M. Landis
Title: President
Phone: (408) 294-2200

Signature, Place, and Date of Signing


/s/ Kevin Landis              San Jose, California     8/13/07
---------------------------
[Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        101

Form 13F Information Table Value Total:   $594,372
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

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                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 as of 06/30/07

                                                                                                                   VOTING AUTHORITY
                                            TITLE OF                VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                                CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                             Common Stock 219350105 $44,538.22 1,743,179 SH  SOLE  1,742,391                       788
Cisco Systems, Inc.                       Common Stock 17275R102 $28,853.57 1,036,035 SH  SOLE  1,035,500                       535
Seagate Technology, Inc.                  Common Stock G7945J104 $27,446.83 1,260,764 SH  SOLE  1,260,269                       495
Cypress Semiconductor Corp.               Common Stock 232806109 $26,720.62 1,147,300 SH  SOLE  1,147,300
ASML Holding N.V.                         Common Stock N07059111 $20,537.54   748,180 SH  SOLE    747,695                       485
Nintendo Co Ltd. ADR                      Common Stock 654445303 $19,480.24   422,107 SH  SOLE    422,107
SanDisk Corp.                             Common Stock 80004C101 $18,857.32   385,315 SH  SOLE    385,120                       195
L-1 Identity Solutions, Inc.              Common Stock 50212A106 $18,554.61   907,316 SH  SOLE    906,445                       871
Google, Inc.                              Common Stock 38259P508 $16,299.62    31,143 SH  SOLE     31,110                        33
Amdocs Ltd.                               Common Stock G02602103 $15,978.37   401,265 SH  SOLE    400,865                       400
Applied Materials, Inc.                   Common Stock 038222105 $15,617.22   785,970 SH  SOLE    785,257                       713
Intevac, Inc.                             Common Stock 461148108 $15,139.25   712,100 SH  SOLE    712,100
Adobe Systems, Inc.                       Common Stock 00724F101 $15,051.79   374,889 SH  SOLE    374,517                       372
eBay, Inc.                                Common Stock 278642103 $15,003.80   466,246 SH  SOLE    465,836                       410
Microsoft Corp.                           Common Stock 594918104 $14,452.41   490,411 SH  SOLE    489,970                       441
Netflix, Inc.                             Common Stock 64110L106 $13,947.23   719,300 SH  SOLE    719,300
Intel Corp.                               Common Stock 458140100 $12,562.74   528,735 SH  SOLE    528,420                       315
Akamai Technologies, Inc.                 Common Stock 00971T101 $12,551.07   258,040 SH  SOLE    258,040
aQuantive, Inc.                           Common Stock 03839G105 $11,790.24   184,800 SH  SOLE    184,800
Broadcom Corp. - A                        Common Stock 111320107 $11,233.76   384,060 SH  SOLE    383,650                       410
QUALCOMM, Inc.                            Common Stock 747525103 $11,106.54   255,970 SH  SOLE    255,705                       265
Yahoo! Inc.                               Common Stock 984332106 $10,907.78   402,056 SH  SOLE    402,056
Texas Instruments, Inc.                   Common Stock 882508104 $10,301.36   273,754 SH  SOLE    273,458                       296
Zoran Corp.                               Common Stock 98975F101  $9,467.92   472,451 SH  SOLE    472,451
China Mobile Hong Kong Ltd.               Common Stock 16941M109  $8,950.47   166,057 SH  SOLE    165,877                       180
Taiwan Semiconductor Manufacturing Co. -
ADR                                       ADR          874039100  $8,658.67   777,958 SH  SOLE    777,179                       779
Chartered Semiconductor Manufacturing,
Ltd.                                      ADR          16133R106  $8,612.51   982,042 SH  SOLE    982,042
NVIDIA Corp.                              Common Stock 67066G104  $8,262.00   200,000 SH  SOLE    200,000
Nokia Corp. - ADR                         ADR          654902204  $7,493.99   266,595 SH  SOLE    266,315                       280
Hewlett-Packard Company                   Common Stock 428236103  $7,236.92   162,190 SH  SOLE    162,030                       160
Rambus Inc.                               Common Stock 750917106  $7,192.00   400,000 SH  SOLE    400,000
Comverse Technology, Inc.                 Common Stock 205862402  $6,378.02   305,900 SH  SOLE    305,900
ViaSat, Inc.                              Common Stock 92552V100  $6,288.39   195,900 SH  SOLE    195,900
NICE-Systems, Ltd.                        Common Stock 653656108  $6,068.21   174,675 SH  SOLE    174,485                       190
Sun Microsystems, Inc.                    Common Stock 866810104  $5,786.00 1,100,000 SH  SOLE  1,100,000
Evergreen Solar, Inc.                     Common Stock 30033R108  $5,580.00   600,000 SH  SOLE    600,000
Semiconductor Manufacturing International
Corp.                                     Common Stock 81663N206  $4,951.84   718,700 SH  SOLE    718,700
Clearwire Corp.                           Common Stock 185385309  $4,886.00   200,000 SH  SOLE    200,000
Echelon Corp.                             Common Stock 27874N105  $4,801.50   307,198 SH  SOLE    307,198
Itron, Inc.                               Common Stock 465741106  $4,676.40    60,000 SH  SOLE     60,000
Harris Corp.                              Common Stock 413875105  $4,364.00    80,000 SH  SOLE     80,000
Citrix Systems, Inc.                      Common Stock 177376100  $4,276.09   127,000 SH  SOLE    127,000
Tekelec, Inc.                             Common Stock 879101103  $4,144.31   287,400 SH  SOLE    287,400
FormFactor, Inc.                          Common Stock 346375108  $3,622.95    94,594 SH  SOLE     94,594
Qimonda AG                                Common Stock 746904101  $3,609.06   233,596 SH  SOLE    233,596
NCR Corp.                                 Common Stock 62886E108  $3,551.70    67,600 SH  SOLE     67,600
SiRF Technology Holdings, Inc.            Common Stock 82967H101  $3,413.80   164,600 SH  SOLE    164,600
Napster, Inc.                             Common Stock 630797108  $3,278.96   964,400 SH  SOLE    964,400
Koninklijke (Royal) Philips Electronics
N.V.                                      Common Stock 500472303  $2,793.12    66,000 SH  SOLE     66,000
The9 Ltd.                                 Common Stock 88337K104  $1,942.92    42,000 SH  SOLE     42,000
Oracle Corp.                              Common Stock 68389X105  $1,818.35    92,255 SH  SOLE     92,255
TeleCommunication Systems, Inc. - A       Common Stock 87929J103  $1,697.23   334,100 SH  SOLE    334,100
VeriFone Holdings, Inc.                   Common Stock 92342Y109  $1,677.37    47,585 SH  SOLE     47,585
Monster Worldwide, Inc.                   Common Stock 611742107  $1,475.49    35,900 SH  SOLE     35,900
Apple, Inc.                               Common Stock 037833100  $1,415.42    11,598 SH  SOLE     11,433                       165
Equinix, Inc.                             Common Stock 29444U502  $1,372.05    15,000 SH  SOLE     15,000
ValueClick, Inc.                          Common Stock 92046N102  $1,364.00    46,300 SH  SOLE     46,300
TranSwitch Corp.                          Common Stock 894065101  $1,201.20   660,000 SH  SOLE    660,000
LivePerson, Inc.                          Common Stock 538146101  $1,189.84   222,400 SH  SOLE    222,400
First Data Corp.                          Common Stock 319963104  $1,143.45    35,000 SH  SOLE     35,000
NeuStar, Inc.                             Common Stock 64126X201  $1,112.45    38,400 SH  SOLE     38,400
Verint Systems, Inc.                      Common Stock 92343X100  $1,070.46    34,200 SH  SOLE     34,200
Microtune, Inc.                           Common Stock 59514P109  $1,054.63   201,650 SH  SOLE    201,650
Authentec, Inc.                           Common Stock 052660107  $1,035.00   100,000 SH  SOLE    100,000
Baidu.com, Inc.                           Common Stock 056752108  $1,024.68     6,100 SH  SOLE      6,100
Sierra Wireless, Inc.                     Common Stock 826516106   $ 995.60    40,000 SH  SOLE     40,000
PDF Solutions, Inc.                       Common Stock 693282105   $ 957.05    80,900 SH  SOLE     80,900
VeriSign, Inc.                            Common Stock 92343E102   $ 926.52    29,200 SH  SOLE     29,200
Microvision, Inc.                         Common Stock 594960106   $ 911.50   182,300 SH  SOLE    182,300
Visual Sciences, Inc.                     Common Stock 92845H108   $ 907.58    58,667 SH  SOLE     58,667
Netlogic Microsystems, Inc.               Common Stock 64118B100   $ 904.26    28,400 SH  SOLE     28,400
News Corp.                                Common Stock 65248E203   $ 840.98    36,660 SH  SOLE     36,660
Synaptics, Inc.                           Common Stock 87157D109   $ 833.91    23,300 SH  SOLE     23,300
Alvarion Ltd.                             Common Stock M0861T100   $ 796.18    85,335 SH  SOLE     85,335
iGATE Corp.                               Common Stock 45169U105   $ 767.59    95,709 SH  SOLE     95,709
Versant Corp.                             Common Stock 925284309   $ 723.60    30,000 SH  SOLE     30,000
Comcast Corp. - Special CL A              Common Stock 20030N200   $ 629.10    22,500 SH  SOLE     22,500
CyberSource Corp.                         Common Stock 23251J106   $ 504.28    41,814 SH  SOLE     41,814
LG. Philips LCD Co., Ltd.                 Common Stock 50186V102   $ 502.39    22,200 SH  SOLE     22,200
51job, Inc.                               Common Stock 316827104   $ 498.97    26,248 SH  SOLE     26,248
Suntech Power                             Common Stock 86800C104   $ 433.99    11,900 SH  SOLE     11,900
PLX Technology, Inc.                      Common Stock 693417107   $ 424.08    38,000 SH  SOLE     38,000
Shutterfly, Inc.                          Common Stock 82568P304   $ 422.38    19,600 SH  SOLE     19,600


Finisar Corp.                             Common Stock 31787A101   $ 385.01   101,855 SH  SOLE    101,855
Navteq corp                               Common Stock 63936L100   $ 376.83     8,900 SH  SOLE      8,900
Lenovo Group Ltd ADR                      Common Stock 526250105   $ 355.50    30,000 SH  SOLE     30,000
Internap Network Services Corp.           Common Stock 45885A300   $ 341.97    23,715 SH  SOLE     23,715
IAC/InterActiveCorp                       Common Stock 44919P300   $ 330.87     9,560 SH  SOLE      9,560
Singapore Telecom - ADR                   Common Stock 82929R304   $ 324.30    14,100 SH  SOLE     14,100
Sigmatel, Inc.                            Common Stock 82661W107   $ 297.25   102,500 SH  SOLE    102,500
Symmetricom, Inc.                         Common Stock 871543104   $ 277.20    33,000 SH  SOLE     33,000
Nextest Systems                           Common Stock 653339101   $ 276.13    20,200 SH  SOLE     20,200
Net 1 UEPS Technologies, Inc.             Common Stock 64107N206   $ 251.16    10,400 SH  SOLE     10,400
Dassault Systemes SA                      Common Stock 237545108   $ 245.93     3,900 SH  SOLE      3,900
Ramtron International Corp.               Common Stock 751907304   $ 224.00    70,000 SH  SOLE     70,000
STMicroelectronics N.V. - ADR             Common Stock 861012102   $ 203.07    10,582 SH  SOLE     10,582
Lionbridge Technologies, Inc.             Common Stock 536252109   $ 199.26    33,831 SH  SOLE     33,831
Rackable Systems, Inc.                    Common Stock 750077109   $ 140.62    11,377 SH  SOLE     11,377
TriQuint Semiconductor, Inc.              Common Stock 89674K103   $ 139.66    27,600 SH  SOLE     27,600
Hoku Scientific, Inc.                     Common Stock 434712105   $ 108.10    10,000 SH  SOLE     10,000
Kopin Corp.                               Common Stock 500600101    $ 43.35    11,115 SH  SOLE     11,115
                                                             101  $ 594,372